Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Current Liabilities [line items]
Advances from customers	kr 6,955	kr 5,391
Accrued interest	383	367
Accrued expenses	29,196	30,716
Deferred revenues	20,110	13,990
Derivatives with a negative value	926	739
Other	62,370	56,003
Total	62,370	56,003
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	8,935	9,414
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	10,491	13,003
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	9,770	8,299
Other [member]
Disclosure of Other Current Liabilities [line items]
Other	kr 4,800	kr 4,800